COMMITMENTS AND CONTINGENCIES	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

9.	COMMITMENTS AND CONTINGENCIES

Leases The Company leases certain office facilities. Certain leases provide the Company with the option to renew for additional periods. The exercise of lease renewal options is at the Company’s sole discretion, and the Company has only included renewal options in the lease term when the Company can be reasonably certain that it will exercise the renewal options.

For the three-months ended March 31, 2022 and March 31, 2021, the components of lease expenses were as follows:

Lease cost as of:	Consolidated Statement of Operations and Comprehensive Loss Classification	(Unaudited) For the Three Months Ended March 31, 2022	(Unaudited) For the Period from January 21, 2021 (Inception) to March 31, 2021
Operating lease costs	Selling, general and administrative	$9,534	$-
Total		$9,534	$-

Supplemental cash flow information related to leases was as follows:

Cash paid for amount included in the measurement of lease liabilities	(Unaudited) For the Three Months Ended March 31, 2022
Operating cash flows from operating leases	$9,534

Cash paid for amount included in the measurement of lease liabilities	(Unaudited) For the Period from January 21, 2021 (Inception) to March 31, 2021
Operating cash flows from operating leases	$-

The weighted-average remaining lease term for the Company’s operating lease was 5.00 years as of March 31, 2022. The weighted-average discount rate for the Company’s operating lease was 10 percent as of March 31, 2022.

As of March 31, 2022, the Company has no operating or financing leases that have not yet commenced.

The future maturities of the contractual lease payments included in the operating lease liabilities as of March 31, 2022, are as follows:

Total
Remainder of 2022	$28,602
2023	38,136
2024	38,136
2025	38,136
2026	38,136
Thereafter	12,712
Total	193,858
Less: amount representing interest	(41,107)
Total	$152,751

Litigation The Company is subject to certain legal proceedings and claims that arise in the normal course of business. The Company does not believe that the amount of liability, if any, as a result of these proceedings and claims will have a materially adverse effect on the Company’s financial position, results of operations, and cash flows.

9.	COMMITMENTS AND CONTINGENCIES

Leases The Company leases certain office facilities. Certain leases provide the Company with the option to renew for additional periods. The exercise of lease renewal options is at the Company’s sole discretion, and the Company has only included renewal options in the lease term when the Company can be reasonably certain that it will exercise the renewal options.

For the period from January 21, 2021 (date of inception) through December 31, 2021, the components of lease expenses were as follows:

Lease cost	Consolidated Statement of Operations and Comprehensive Loss Classification	Amount
Operating lease costs	Selling, general and administrative	$25,424
Total		$25,424

Supplemental cash flow information related to leases was as follows:

Cash paid for amount included in the measurement of lease liabilities	Amount as of December 31, 2021
Operating cash flows from operating leases	$25,424

The weighted-average remaining lease term for the Company’s operating lease was 5.25 years as of December 31, 2021. The weighted-average discount rate for the Company’s operating lease was 10 percent as of December 31, 2021.

As of December 31, 2021, the Company has no operating or financing leases that have not yet commenced.

The future maturities of the contractual lease payments included in the operating lease liabilities as of December 31, 2021 are as follows:

Years Ending December 31:	Total
2022	$38,136
2023	38,136
2024	38,136
2025	38,136
2026	38,136
Thereafter	12,712
Total	203,392
Less: amount representing interest	(44,941)
Total	$158,451

Litigation The Company is subject to certain legal proceedings and claims that arise in the normal course of business. The Company does not believe that the amount of liability, if any, as a result of these proceedings and claims will have a materially adverse effect on the Company’s financial position, results of operations, and cash flows.